COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

26. COMMITMENTS AND CONTINGENCIES

26.1 Other operating commitments

In October 2016, the Group had raised RMB57.5 million (US$8.1 million), and the Group planned to raise an additional RMB100.0 million (US$14.1 million) until CrossFire New Mobile Game is launched. Under this fundraising arrangement, the Group will share certain percentages of revenues from CrossFire New Mobile Game to investors providing funding to the Group. The Group does not plan to finance the remaining RMB100.0 million (US$14.1 million) from the planned fundraising arrangement. The Group is obligated to pay an amount of US$2.0 million within 30 days after commercial launch date of the game to Smilegate as minimum guarantee for royalty. In April 2020, Inner Mongolia Culture Assets and Equity Exchange filed a civil claim against Wuxi Qudong and Shanghai IT based on the cooperation agreement entered in September 2016. Inner Mongolia Culture Assets and Equity Exchange claims to request a refund of RMB57.5 million (US$8.1 million) which the Group has previously raised to finance the early phase development of CrossFire New Mobile Game and the interest compensation on the fund raised amounting to RMB4.6 million (US$0.6 million). In October, 2020, Intermediate Court of Changsha City, Hunan Province issued a decision to reject all claims against the Group. On the other hand, an individual investor who invested RMB0.2 million (US$0.03 million) in the CrossFire New Mobile Game fund raising filed a civil claim against Wuxi Qudong and Shanghai IT to request for a refund. In June 2023, Baotou Rare Earth High-tech Industrial Development Zone People’s Court issued a decision that Wuxi Qudong and Shanghai IT should make a refund to that individual investor. Wuxi Qudong and Shanghai IT appealed to the Baotou Intermediate People’s Court of Inner Mongolia Autonomous Region. In November 2023, Baotou Intermediate People’s Court of Inner Mongolia Autonomous Region issued a decision that the appeal is successful. Wuxi Qudong and Shanghai IT are not responsible for refund and that individual investor should bear the legal costs associated with both Courts. As of the filing date of this report, there has been no further claim against Wuxi Qudong and Shanghai IT relating to this matter. In relation to this matter, the Group engaged a law firm and committed to pay a maximum legal fee of RMB3.3 million (US$0.5 million) to that law firm.

In September 2020, the Group entered into a master cooperation and publishing agreement with Voodoo, a French game developer and publisher, to cooperate on the publishing and operations of casual games in mainland China. Pursuant to the master cooperation and publishing agreement and amendment agreement entered in December 2020, the Group obtained exclusive licenses of several games developed by Voodoo. Voodoo granted the Group an exclusive, sub-licensable license to test, perform, market, promote, distribute, reproduce, modify, support and/or otherwise use or exploit such games directly or through authorized contractors in mainland China for a maximum period of three years, commencing upon the upload and distribution of the underlying games on any platform. In consideration for the exclusive license granted to the Group and as a minimum guarantee payment, the Group is to pay an aggregate amount of US$13.0 million in cash to Voodoo based on the agreed timetable, subject to satisfaction of certain conditions related to delivery of games by Voodoo, including an upfront payment of US$3.0 million that the Group has paid in September 2020. After the Group turned its business focus to blockchain business in 2021, such game development had been ceased.

26.2 Contingencies

Due to the Group’s failure to repay the convertible notes in a timely manner as stipulated in the previous deed of settlement and its amendments, in May 2020, Splendid Days obtained an injunction order from the Court of First Instance of the Hong Kong Special Administrative Region prohibiting the Group from disposing its assets worldwide up to the value of US$55.5 million and such injunction order was also registered in the High Court of the Republic of Singapore. In May 2020, Splendid Days also commenced an arbitration proceeding in Hong Kong under the rules of the Hong Kong International Arbitration Centre against the Group. On May 29, 2020, the Group entered into a Settlement Deed with Splendid Days and other parties named therein to settle the Convertible Notes. The injunction order against the Group had been discharged. As of December 31, 2021, the arbitration proceeding has not been terminated. In April 2022, the Group has negotiated and intends to sign another settlement deed pursuant to which the Group agreed to pay Splendid Days and a third-party total of approximately USD 8.6 million in order to settle outstanding claims under the Convertible Notes. The Group recorded other payables for such estimated settlement amounts for RMB 54.7 million (US$ 7.7 million) for the year ended December 31, 2021. As of December 31, 2023, the Group was paid up all the payment and the arbitration proceeding terminated.